Schedule of Derivative Instruments (Details)	12 Months Ended
Sep. 30, 2012 Y
Derivative Liabilities Schedule Of Derivative Instruments 1	0.0005%
Derivative Liabilities Schedule Of Derivative Instruments 2	0.0013%
Derivative Liabilities Schedule Of Derivative Instruments 3	0.05
Derivative Liabilities Schedule Of Derivative Instruments 4	0.56
Derivative Liabilities Schedule Of Derivative Instruments 5	0.5799%
Derivative Liabilities Schedule Of Derivative Instruments 6	0.9345%
Derivative Liabilities Schedule Of Derivative Instruments 7	0.00%
Derivative Liabilities Schedule Of Derivative Instruments 8	0.00%